Business Combinations	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Business Combinations
30. Business Combinations
The acquisitions completed during the year ended 31 December 2022 by reportable segment, together with the completion dates, are detailed below; these transactions entailed the acquisition of an effective 100% stake except where indicated to the contrary:
Americas Materials:
Alabama: North Alabama Paving, Inc. (30 June);
Arkansas: Marion County Paving (18 March);
Colorado: Granby Sand & Gravel (31 March);
Florida: certain assets of Kudzue 3 Trucking, Inc. (11 March);
Kentucky: Hinkle Contracting, LLC (13 May);
Mississippi: Krystal Gravel, Inc. (23 December);
Texas: LD Construction Company and PTSS Investments, LLC (2 December) and Moore Brothers Construction Company (16 December);
Utah: Chapman Construction (16 December); and
West Virginia: Jefferson Asphalt Products Company (23 September).
Building Products:
Substantial Acquisition: on 8 July, CRH acquired Barrette Outdoor Living, Inc. (Barrette), North America's leading provider of residential fencing and railing solutions headquartered in Middleburg Heights, Ohio, US. The assets acquired are all in the US and are expected to enhance our existing offering of sustainable outdoor living solutions in North America.
Americas
California: Calstone Company (29 March);
Ohio: Normandy Industries, Inc. (21 October);
South Carolina: Sterling Sand, LLC (19 October);
Texas: certain assets of Rinker Materials (18 April); Soil Mender Products (25 July); and Inwesco, Inc. (12 December); and
West Virginia: Grant County Mulch, Inc. (19 December).
Other
Ireland: RS Sockets Ltd. (15 December); and
Poland: certain assets of Libet Company (2 September).
Europe Materials:
Croatia: Thermostone (1 April);
Denmark: Confac Holdings A/S (1 April) and Gunderup (1 December);
Finland: Terrawise Oy Stone Aggregates (31 May);
Poland: Mabau Group (75%, 21 March);
Romania: certain assets of SUT-ICIM and Irca SRL (23 February) and Simbeton SRL (29 July); and
Slovakia: certain assets of U.S. Steel Košice, s.r.o. (1 January) and certain assets of COLAS Slovakia, a.s. (10 January).
The identifiable net assets acquired, including adjustments to provisional fair values, were as follows:

		Other
	Barrette	acquisitions	Total
	2022	2022	2022	2021	2020
	$m	$m	$m	$m	$m
ASSETS
Non-current assets
Property, plant and equipment	309	597	906	609	134
Intangible assets (i)	809	178	987	131	31
Equity accounted investments	-	28	28	-	-
Total non-current assets	1,118	803	1,921	740	165
Current assets
Inventories	247	128	375	157	23
Trade and other receivables (ii)	168	59	227	191	47
Cash and cash equivalents	8	14	22	7	-
Total current assets	423	201	624	355	70
LIABILITIES
Trade and other payables	(148)	(47)	(195)	(143)	(21)
Provisions for liabilities	(16)	(3)	(19)	(1)	-
Lease liabilities	(48)	(59)	(107)	(88)	(12)
Interest-bearing loans and borrowings	-	(8)	(8)	(3)	-
Current income tax liabilities	-	-	-	-	(1)
Deferred income tax liabilities	(192)	(55)	(247)	(37)	-
Total liabilities	(404)	(172)	(576)	(272)	(34)

Total identifiable net assets at fair value	1,137	832	1,969	823	201
Goodwill arising on acquisition (iii)	774	546	1,320	679	157
Total consideration	1,911	1,378	3,289	1,502	358
Consideration satisfied by:
Cash payments	1,911	1,364	3,275	1,501	351
Deferred consideration (stated at net present cost)	-	10	10	-	4
Contingent consideration	-	4	4	1	3
Total consideration	1,911	1,378	3,289	1,502	358
Net cash outflow arising on acquisition
Cash consideration	1,911	1,364	3,275	1,501	351
Less: cash and cash equivalents acquired	(8)	(14)	(22)	(7)	-
Total outflow in the Consolidated Statement of Cash Flows	1,903	1,350	3,253	1,494	351
Notes (i) to (iii) are set out overleaf.
30. Business Combinations continued
The acquisition balance sheet presented on the previous page reflects the identifiable net assets acquired in respect of acquisitions completed during 2022, together with adjustments to provisional fair values in respect of acquisitions completed during 2021. The measurement period for a number of acquisitions completed in 2021, closed in 2022 with no material adjustments identified.
CRH performs a detailed quantitative and qualitative assessment of each acquisition in order to determine whether it is material for the purposes of separate disclosure under IFRS 3 Business Combinations. The acquisition of Barrette is deemed to be a material acquisition. None of the remaining acquisitions completed during the financial year were considered sufficiently material to warrant separate disclosure of the attributable fair values. Due to the size and scale of the Barrette acquisition, the determination of the fair values of identifiable assets acquired and liabilities assumed as disclosed above are provisional (principally in respect of property, plant and equipment, provisions for liabilities and the associated goodwill and deferred tax aspects). The fair value assigned to identifiable assets and liabilities acquired is based on estimates and assumptions made by management at the time of acquisition. CRH may revise its purchase price allocation during the subsequent reporting window as permitted under IFRS 3.
(i)Marketing-related, customer-related and contract-based intangible assets of $174 million, $594 million and $41 million respectively arose on the acquisition of Barrette. These primarily related to brand names, patents and non-contractual customer relationships. Due to the asset-intensive nature of operations in the Americas Materials and Europe Materials business segments, no significant separately identifiable intangible assets were recognised on business combinations in these segments.
(ii)Trade and other receivables

	Gross contractual			Loss
	amounts due			allowance			Fair value
	2022	2021	2020	2022	2021	2020	2022	2021	2020
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Barrette	169	-	-	1	-	-	168	-	-
Other acquisitions	60	192	47	1	1	-	59	191	47
Total	229	192	47	2	1	-	227	191	47

(iii)The principal factor contributing to the recognition of goodwill on acquisitions entered into by the Group is the realisation of cost savings and other synergies with existing entities in the Group which do not qualify for separate recognition as intangible assets. $1,289 million of the goodwill recognised in respect of acquisitions completed in 2022 is expected to be deductible for tax purposes (2021: $284 million; 2020: $148 million).

Acquisition-related costs	2022	2021	2020
	$m	$m	$m
Barrette	27	-	-
Other acquisitions	12	13	6
Total	39	13	6
The above acquisition-related costs, which exclude post-acquisition integration costs, have been included in operating costs in the Consolidated Income Statement (note 4).
The following table analyses the 29 acquisitions completed in 2022 (2021: 20 acquisitions; 2020: 17 acquisitions) by reportable segment and provides details of the goodwill and consideration figures arising in each of those segments:

	Number of acquisitions			Goodwill			Consideration
Reportable segments	2022	2021	2020	2022	2021	2020	2022	2021	2020
Continuing operations				$m	$m	$m	$m	$m	$m
Americas Materials	10	8	7	172	239	53	493	694	163
Building Products	10	7	6	1,205	417	90	2,652	734	182
Europe Materials	9	4	4	34	1	-	144	17	7
Total Group from continuing operations	29	19	17	1,411	657	143	3,289	1,445	352

Discontinued operations
Building Products - Building Envelope	-	1	-	-	17	-	-	56	-
				1,411	674	143	3,289	1,501	352

Adjustments to provisional fair values of prior year acquisitions				(91)	5	14	-	1	6
Total				1,320	679	157	3,289	1,502	358

The post-acquisition impact of acquisitions completed during the year on the Group’s profit for the financial year was as follows:

		Other
	Barrette	acquisitions	Total
	2022	2022	2022	2021	2020
Continuing operations	$m	$m	$m	$m	$m
Revenue	347	414	761	524	103
(Loss)/profit before tax for the financial year	(33)	25	(8)	55	9

The revenue and profit of the Group for the financial year determined in accordance with IFRS as though the acquisitions effected during the year had been at the beginning of the year would have been as follows:

	2022 acquisitions	CRH Group excluding 2022 acquisitions	Consolidated Group including acquisitions
	$m	$m	$m
Revenue	1,730	31,962	33,692
Profit before tax for the financial year	51	3,477	3,528

There have been no acquisitions completed subsequent to the balance sheet date which would be individually material to the Group, thereby requiring disclosure under either IFRS 3 or IAS 10 Events after the Balance Sheet Date. Development updates, giving details of acquisitions which do not require separate disclosure on the grounds of materiality, are published periodically.